Significant Accounting Policies (Details Textual)	Dec. 31, 2019	Jan. 02, 2019
Significant Accounting Policies (Textual)
Interest rate on borrowing	4.875%	4.65%
6.0% Senior Notes [Member]
Significant Accounting Policies (Textual)
Interest rate on borrowing	6.50%
Senior secured credit facilities [Member]
Significant Accounting Policies (Textual)
Interest rate on borrowing	4.875%
Former Senior Secured Credit Facilities [Member]
Significant Accounting Policies (Textual)
Interest rate on borrowing	8.875%